SHARE-BASED COMPENSATION - Summary of options activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Beginning Balance	8,473,127
Number of options - Granted	0
Number of options - Exercised	622,263
Number of options - Ending Balance	7,850,864	8,473,127
Number of options - Options vested and expected to vest	7,850,864
Number of options - Options exercisable	749,377
Weighted average exercise price - Beginning Balance	¥ 0.01
Weighted average exercise price - Granted	0
Weighted average exercise price - Exercised	0.01
Weighted average exercise price - Ending Balance	0.01	¥ 0.01
Weighted average exercise price - Options vested and expected to vest	0.01
Weighted average exercise price - Options exercisable	0.01
Weighted average grant date fair value - Beginning Balance	23.96
Weighted average grant date fair value - Granted	¥ 0
Weighted average grant date fair value - Exercised	29.31
Weighted average grant date fair value - Ending Balance	¥ 23.53	¥ 23.96
Weighted average grant date fair value - Options vested and expected to vest	23.53
Weighted average grant date fair value - Options exercisable	¥ 7.17
Weighted average remaining contractual term (years)	7 years 7 months 9 days	8 years 7 months 13 days
Weighted average remaining contractual term (years) - Options vested and expected to vest	7 years 7 months 9 days
Weighted average remaining contractual term (years) - Options exercisable	6 years 7 months 24 days
Aggregate intrinsic value - Beginning Balance	¥ 1,934,139
Aggregate intrinsic value - Ending Balance	3,973,335	¥ 1,934,139
Aggregate intrinsic value - Options vested and expected to vest	3,973,335
Aggregate intrinsic value - Options exercisable	¥ 379,261